FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 types_of_risk contract	Mar. 31, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	0		24
Mark to market (loss) gain on derivatives	$ (585)	$ 958
First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%
Convertible Debt [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate on term notes	4.50%